Income Taxes - Schedule of Loss before Income Taxes (Details)	6 Months Ended
	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 SGD ($)
Tax jurisdiction from:
Loss before income taxes provision	$ (1,841,620)	$ (1,422,872)	$ (2,366,843)
Singapore [Member]
Tax jurisdiction from:
Tax jurisdiction local	(1,841,620)	(1,422,872)	(2,335,451)
Malaysia [Member]
Tax jurisdiction from:
Tax jurisdiction foreign			$ (31,392)